UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION               OMB APPROVAL
                   Washington, D.C. 20549            ---------------------------
                                                      OMB Number:  3235-0456
                                                      Expires:  August 31, 2000
                                                      Estimated average burden
                                                      hours per response .....1
                       FORM 24F-2                    ---------------------------
             Annual Notice of Securities Sold
                 Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

--------------------------------------------------------------------------------
1. Name and address of issuer:

                             CitiFunds Trust I
                             388 Greenwich Street
                             New York, NY 10013

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
of the issuer, check the box but do not list series or classes):      []

                          CitiFunds Balanced Portfolio

--------------------------------------------------------------------------------
3. Investment Company Act File Number: 811-4006


Securities Act File Number:  2-90518


--------------------------------------------------------------------------------
4(a).Last day of fiscal year for which this Form is filed: October 31, 2000



--------------------------------------------------------------------------------
4(b). [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

                                      N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------

4(c). []  Check box if this is the last time the issuer will be filing this
        Form.
                                      N/A

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
5. Calculation of registration fee:
   (i.) Aggregate sale price of securities sold during the
        fiscal year pursuant to section 24(f):                                                $24,951,346.54


(ii.)  Aggregate price of securities redeemed or
       repurchased during the fiscal year:                             $52,602,969.98

(iii.)Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission:                                               $40,776,136.72

(iv.) Total available redemption credits [add items 5(ii) and  5(iii)]:                       $93,379,106.70



          (v.)Net Sales - if item 5(i) is greater than Item 5(iv)                             $0
              [subtract item 5(iv) from item 5(i)]:

         ------------------------------------------------------------------------------
         (vi.)  Redemption credits available for use in future years   $68,427,760.16
                - If item 5(i) is less than item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:

         -----------------------------------------------------------------------------
          (vii.)  Multiplier for determining registration fee (See
                Instruction C.9):                                                             X .000250

          (viii.)  Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):                                                 =$0


--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

--------------------------------------------------------------------------------
7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                                                      +$0


--------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                      =$0

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

                     Method of Delivery:  N/A



--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                        /s/ Lewis E. Daidone
By (Signature and Title)  ---------------------------------------------

                                       Lewis E. Daidone, Treasurer
                          ---------------------------------------------
Date 1/26/01
 Please print the name and title of the signing officer below the signature.

                       UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION               OMB APPROVAL
                   Washington, D.C. 20549            ---------------------------
                                                      OMB Number:  3235-0456
                                                      Expires:  August 31, 2000
                                                      Estimated average burden
                                                      hours per response .....1
                       FORM 24F-2                    ---------------------------
             Annual Notice of Securities Sold
                 Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

--------------------------------------------------------------------------------
1. Name and address of issuer:

                             CitiFunds Trust I
                             388 Greenwich Street
                             New York, NY 10013

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
of the issuer, check the box but do not list series or classes):      []

                          CitiSelect Folio 100 Income

--------------------------------------------------------------------------------
3. Investment Company Act File Number: 811-4006


Securities Act File Number:  2-90518


--------------------------------------------------------------------------------
4(a).Last day of fiscal year for which this Form is filed: October 31, 2000



--------------------------------------------------------------------------------
4(b). [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

                                      N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------

4(c). []  Check box if this is the last time the issuer will be filing this
        Form.
                                      N/A

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
5. Calculation of registration fee:
   (i.) Aggregate sale price of securities sold during the
        fiscal year pursuant to section 24(f):                                                $21,842.66


(ii.)  Aggregate price of securities redeemed or
       repurchased during the fiscal year:                             $527,597.82

(iii.)Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission:                                               $0

(iv.) Total available redemption credits [add items 5(ii) and  5(iii)]:                       $527,597.82



          (v.)Net Sales - if item 5(i) is greater than Item 5(iv)                             $0
              [subtract item 5(iv) from item 5(i)]:

         ------------------------------------------------------------------------------
         (vi.)  Redemption credits available for use in future years   $505,755.16
                - If item 5(i) is less than item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:

         -----------------------------------------------------------------------------
          (vii.)  Multiplier for determining registration fee (See
                Instruction C.9):                                                             X .000250

          (viii.)  Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):                                                 =$0


--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

--------------------------------------------------------------------------------
7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                                                      +$0


--------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                      =$0

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

                     Method of Delivery:  N/A



--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                        /s/Lewis E. Daidone
By (Signature and Title)  ---------------------------------------------

                                       Lewis E. Daidone, Treasurer
                          ---------------------------------------------
Date 1/26/01
 Please print the name and title of the signing officer below the signature.

                       UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION               OMB APPROVAL
                   Washington, D.C. 20549            ---------------------------
                                                      OMB Number:  3235-0456
                                                      Expires:  August 31, 2000
                                                      Estimated average burden
                                                      hours per response .....1
                       FORM 24F-2                    ---------------------------
             Annual Notice of Securities Sold
                 Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

--------------------------------------------------------------------------------
1. Name and address of issuer:

                             CitiFunds Trust I
                             388 Greenwich Street
                             New York, NY 10013

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
of the issuer, check the box but do not list series or classes):      []

                          CitiSelect Folio 200 Conservative

--------------------------------------------------------------------------------
3. Investment Company Act File Number: 811-4006


Securities Act File Number:  2-90518


--------------------------------------------------------------------------------
4(a).Last day of fiscal year for which this Form is filed: October 31, 2000



--------------------------------------------------------------------------------
4(b). [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

                                      N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------

4(c). []  Check box if this is the last time the issuer will be filing this
        Form.
                                      N/A

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
5. Calculation of registration fee:
   (i.) Aggregate sale price of securities sold during the
        fiscal year pursuant to section 24(f):                                                $7,852,891.72


(ii.)  Aggregate price of securities redeemed or
       repurchased during the fiscal year:                             $58,541,858.85

(iii.)Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission:                                               $99,946,895.27

(iv.) Total available redemption credits [add items 5(ii) and  5(iii)]:                       $158,488,754.12



          (v.)Net Sales - if item 5(i) is greater than Item 5(iv)                             $0
              [subtract item 5(iv) from item 5(i)]:

         ------------------------------------------------------------------------------
         (vi.)  Redemption credits available for use in future years   $150,635,862.40
                - If item 5(i) is less than item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:

         -----------------------------------------------------------------------------
          (vii.)  Multiplier for determining registration fee (See
                Instruction C.9):                                                             X .000250

          (viii.)  Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):                                                 =$0


--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

--------------------------------------------------------------------------------
7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                                                      +$0


--------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                      =$0

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

                     Method of Delivery:  N/A



--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                        /s/ Lewis E. Daidone
By (Signature and Title)  ---------------------------------------------

                                       Lewis E. Daidone, Treasurer
                          ---------------------------------------------
Date 1/26/01
 Please print the name and title of the signing officer below the signature.

                       UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION               OMB APPROVAL
                   Washington, D.C. 20549            ---------------------------
                                                      OMB Number:  3235-0456
                                                      Expires:  August 31, 2000
                                                      Estimated average burden
                                                      hours per response .....1
                       FORM 24F-2                    ---------------------------
             Annual Notice of Securities Sold
                 Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

--------------------------------------------------------------------------------
1. Name and address of issuer:

                             CitiFunds Trust I
                             388 Greenwich Street
                             New York, NY 10013

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
of the issuer, check the box but do not list series or classes):      []

                          CitiSelect Folio 300 Balanced

--------------------------------------------------------------------------------
3. Investment Company Act File Number: 811-4006


Securities Act File Number:  2-90518


--------------------------------------------------------------------------------
4(a).Last day of fiscal year for which this Form is filed: October 31, 2000



--------------------------------------------------------------------------------
4(b). [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

                                      N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------

4(c). []  Check box if this is the last time the issuer will be filing this
        Form.
                                      N/A

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
5. Calculation of registration fee:
   (i.) Aggregate sale price of securities sold during the
        fiscal year pursuant to section 24(f):                                                $23,706,142.77


(ii.)  Aggregate price of securities redeemed or
       repurchased during the fiscal year:                             $100,428,690.99

(iii.)Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission:                                               $159,028,016.86

(iv.) Total available redemption credits [add items 5(ii) and  5(iii)]:                       $259,456,707.85



          (v.)Net Sales - if item 5(i) is greater than Item 5(iv)                             $0
              [subtract item 5(iv) from item 5(i)]:

         ------------------------------------------------------------------------------
         (vi.)  Redemption credits available for use in future years   $235,750,565.08
                - If item 5(i) is less than item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:

         -----------------------------------------------------------------------------
          (vii.)  Multiplier for determining registration fee (See
                Instruction C.9):                                                             X .000250

          (viii.)  Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):                                                 =$0


--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

--------------------------------------------------------------------------------
7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                                                      +$0


--------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                      =$0

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

                     Method of Delivery:  N/A



--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                        /s/Lewis E. Daidone
By (Signature and Title)  ---------------------------------------------

                                       Lewis E. Daidone, Treasurer
                          ---------------------------------------------
Date 1/26/01
 Please print the name and title of the signing officer below the signature.

                 UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION          OMB APPROVAL
             Washington, D.C. 20549           OMB Number: 3235-0456
                                              Expires: August 31, 2000
                                              Estimated average burden
                                              hours per response..............1

                      FORM 24F-2
          Annual Notice of Securities Sold
                 Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.
-------------------------------------------------------------------------------
1.   Name and address of issuer:
                                    CitiFunds Trust I
                                    388 Greenwich Street
                                    New York, NY 10013


-------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of
the issuer, check the box but do not list series or classes):    [ ]

                          CitiSelect Folio 400 Growth

-------------------------------------------------------------------------------
3.   Investment Company Act File Number:  811-4006


Securities Act File Number:  2-90518

-------------------------------------------------------------------------------
4(a).  Last day of fiscal year for which this Form is filed: October 31, 2000


-------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

                                      N/A
Note: If the Form is being filed late, interest must be paid on the registration fee due.


-------------------------------------------------------------------------------

4(c). [ ]   Check box if this is the last time the issuer will be filing this
Form.

                                      N/A

-------------------------------------------------------------------------------


5.  Calculation of registration fee:
     (i.)  Aggregate sale price of  securities sold during the
           fiscal year pursuant to section 24(f):                                                 $39,069,885.29

(ii.)  Aggregate price of securities redeemed or                             $109,527,621.35
       repurchased during the fiscal year:

(iii.) Aggregate price of securities redeemed or
       repurchased during any prior fiscal year ending no
       earlier than October 11, 1995 that were not
       previously used to reduce registration fees payable
       to the Commission:                                                    $233,845,968.95

(iv.)  Total available redemption credits [add items  5(ii) and 5(iii)]:                      $343,373,590.30

       (v.) Net Sales - if item 5(i) is greater than Item 5(iv)
            [subtract item 5(iv) from item 5(i)]:                                             $0

        ------------------------------------------------------------------------------------
        (vi.) Redemption credits available for use in future years          $304,303,705.01
              - If item 5(i) is less than item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:

        ------------------------------------------------------------------------------------
        (vii.)  Multiplier for determining registration fee (See
                Instruction C.9):                                                             x .000250

        (viii.)  Registration fee due [multiply Item 5(v) by Item
                 5(vii)] (enter "0" if no fee is due):                                                 =$0

-------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

-------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                      +$0

-------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =$0

-------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

          Method of Delivery:     N/A


-------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                        /s/Lewis E. Daidone
By (Signature and Title) _______________________________________________


                                   Lewis E. Daidone, Treasurer

Date 1/26/01
   Please print the name and title of the signing officer below the signature.

                 UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION          OMB APPROVAL
             Washington, D.C. 20549           OMB Number: 3235-0456
                                              Expires: August 31, 2000
                                              Estimated average burden
                                              hours per response..............1

                      FORM 24F-2
          Annual Notice of Securities Sold
                 Pursuant to Rule 24f-2


 Read Instructions at end of Form before preparing Form. Please print or type.

-------------------------------------------------------------------------------
1.   Name and address of issuer:
                                    CitiFunds Trust I
                                    388 Greenwich Street
                                    New York, NY 10013


-------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
issuer, check the box but do not list series or classes):    [ ]

                        CitiSelect Folio 500 Growth Plus

-------------------------------------------------------------------------------
3.   Investment Company Act File Number:  811-4006


                      Securities Act File Number: 2-90518

-------------------------------------------------------------------------------
4(a).  Last day of fiscal year for which this Form is filed: October 31, 2000


-------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

                                      N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.

-------------------------------------------------------------------------------

4(c). [ ]  Check box if this is the last time the issuer will be filing this
          Form.
                                      N/A

-------------------------------------------------------------------------------

5.  Calculation of registration fee:
     (i.)  Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):                                                 $14,792,890.39

(ii.)  Aggregate price of securities redeemed or                             $47,225,776.48
       repurchased during the fiscal year:

(iii.) Aggregate price of securities redeemed or
       repurchased during any prior fiscal year ending no
       earlier than October 11, 1995 that were not
       previously used to reduce registration fees payable
       to the Commission:                                                    $113,477,527.22

(iv.)  Total available redemption credits [add items 5(ii) and 5(iii)]:                           $160,703,303.70

       (v.) Net Sales - if item 5(i) is greater than Item 5(iv)
            [subtract item 5(iv) from item 5(i)]:                                                 $0

        ------------------------------------------------------------------------------------
        (vi.) Redemption credits available for use in future years          $145,910,413.31
              - If item 5(i) is less than item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:

        ------------------------------------------------------------------------------------
        (vii.)  Multiplier for determining registration fee (See
                Instruction C.9):                                                             x .000250

        (viii.)  Registration fee due [multiply Item 5(v) by Item
                 5(vii)] (enter "0" if no fee is due):                                                 =$0


-------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


-------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                       +$0


-------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$0

-------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

          Method of Delivery:   N/A


-------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                        /s/Lewis E. Daidone
By (Signature and Title) ________________________________________


                              Lewis E. Daidone, Treasurer

Date    1/26/01
    Please print the name and title of the signing officer below the signature.